Share-based payments - Schedule of Stock Option Transactions (Details)	12 Months Ended
	Apr. 02, 2023 shares $ / shares	Apr. 03, 2022 shares $ / shares	Mar. 28, 2021 shares $ / shares
Weighted average exercise price
Options outstanding, beginning balance (in CAD per share) | $ / shares	$ 42.99	$ 38.32
Granted to purchase shares (in CAD per share) | $ / shares	24.63	48.92
Exercised (in CAD per share) | $ / shares	0.23	20.73
Cancelled (in CAD per share) | $ / shares	40.66	44.94
Options outstanding, ending balance (in CAD per share) | $ / shares	$ 36.58	$ 42.99	$ 38.32
Number of shares
Options/RSUs outstanding, beginning balance (in shares) | shares	2,722,690	2,498,973
Granted to purchase shares (in shares) | shares	1,580,506	739,420
Exercised (in shares) | shares	(60,248)	(342,148)	(422,511)
Cancelled (in shares) | shares	(187,749)	(173,555)
Options/RSUs outstanding, ending balance (in shares) | shares	4,055,199	2,722,690	2,498,973